Reporting Entity	12 Months Ended
Mar. 31, 2019
General Information About Financial Statements [Abstract]
Reporting Entity
Reporting Entity
Takeda Pharmaceutical Company Limited (the "Company") is a public company incorporated in Japan. The Company and its subsidiaries (collectively, "Takeda") is a global, values-based, research and development ("R&D") driven biopharmaceutical company with an innovative portfolio, engaged primarily in the research, development, manufacturing and marketing of pharmaceutical products. Takeda's principal pharmaceutical products include medicines in the following core business areas: gastroenterology ("GI"), rare diseases, plasma-derived therapies, oncology, and neuroscience.
Takeda has grown both organically and through acquisitions, completing a series of major transactions that have brought therapeutic, geographic and pipeline growth, specifically the acquisition of Shire plc ("Shire") in January 2019 for 6,213,335 million JPY (Note 31). Shire was a leading global biotechnology company focused on serving people with rare diseases and other highly specialized conditions.